Cover	Jun. 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 20, 2024
Entity File Number	001-40123
Entity Registrant Name	Twelve Seas Investment Co. II
Entity Central Index Key	0001819498
Entity Tax Identification Number	85-2141273
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	228 Park Avenue S.
Entity Address, Address Line Two	Suite 89898
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003-1502
City Area Code	917
Local Phone Number	361-1177
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false